                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Breeden Capital Management LLC
Address: 100 Northfield Street
         Greenwich, CT 06830

Form 13F File Number: 28-12318

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Richard C. Breeden
Title: Chairman
Phone: (203) 618-0065

Signature, Place, and Date of Signing:

 /s/ Richard C. Breeden         Greenwich, CT           August 14, 2007
------------------------  ------------------------  ------------------------
      [Signature]              [City, State]                 [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                0
Form 13F Information Table Entry Total:                           7
Form 13F Information Table Value Total:                 $   667,811
                                                         (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                          FORM 13F INFORMATION TABLE
                        BREEDEN CAPITAL MANAGEMENT LLC
                        FOR QUARTER ENDED JUNE 30, 2007

                                                                                                Voting Authority
                          Title of             Value   Shrs or prn SH/ Put/ Investment  Other   ----------------
Name of Issuer             Class     CUSIP   (x $1000)     amt     PRN Call Discretion Managers Sole Shared None
--------------            -------- --------- --------- ----------- --- ---- ---------- -------- ---- ------ ----
Acco Brands Corp.           Com    00081T108 $120,759   5,239,000  SH          SOLE              X
Alexander & Baldwin Inc     Com    014482103 $ 84,852   1,597,672  SH          SOLE              X
Applebee's International
  Inc                       Com    037899101 $ 97,003   4,025,000  SH          SOLE              X
H&R Block Inc               Com    093671105 $140,220   6,000,000  SH          SOLE              X
Helmerich & Payne Inc       Com    423452101 $ 49,779   1,405,400  SH          SOLE              X
Hillenbrand Industries      Com    431573104 $ 94,965   1,461,003  SH          SOLE              X
Steris Corp                 Com    859152100 $ 80,232   2,621,973  SH          SOLE              X